Document And Entity Information	Aug. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2022
Entity Registrant Name	Verve Therapeutics, Inc.
Entity Central Index Key	0001840574
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40489
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4800132
Entity Address, Address Line One	500 Technology Square
Entity Address, Address Line Two	Suite 901
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	603-0070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	VERV
Security Exchange Name	NASDAQ